Summary of maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2026	¥ 31,416
2027	10,760
2028	3,752
2029	2,471
2030	1,449
Total undiscounted lease payments	49,848
Less: Imputed interest	(5,137)
Total lease liabilities	¥ 44,711	¥ 28,765	¥ 35,878